Bank borrowings - Amended Revolving Credit Facility - (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 11, 2019	Dec. 31, 2020	Dec. 31, 2019	[1]	Dec. 31, 2018	[1]	Sep. 30, 2019	Sep. 29, 2019	Feb. 22, 2019	Feb. 21, 2019	Feb. 27, 2018
Borrowings [abstract]
Repayment of debt		$ 235,296	$ 329,501		$ 106,514
Revolving Credit Facility
Borrowings [abstract]
Maximum borrowing capacity							$ 150,000	$ 200,000	$ 200,000	$ 250,000	$ 250,000
Repayment of debt	$ 134,570

[1]	While in previous periods Ferroglobe presented interest paid as cash flows from operating activities, management deems interest paid as among activities that alter the borrowing structure of the Company and therefore most appropriately presented as among financing activities. This change allows for a fairer presentation of cash flow to users of the financial statements. Previous periods have been restated in order to show interest paid as net cash used in financing activities.